Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Voyage revenue	$ 8,734,871	$ 6,856,062
Related party revenue	60,000	60,000
Commissions (including $85,701 and $109,186, respectively, to related party)	(502,645)	(368,211)
Net revenue	8,292,226	6,547,851
Operating expenses
Voyage expenses	1,218,923	397,565
Vessel operating expenses (including $57,839 and $68,139, respectively, to related party)	4,978,884	4,694,690
Drydocking expenses	72,902
Vessel depreciation	2,117,645	2,134,474
Related party management fees	859,594	794,196
Gain on sale of vessel	(516,561)
Other general and administrative expenses (including $500,000 and $500,000, respectively, to related party)	994,016	947,176
Total operating expenses	9,725,403	8,968,101
Operating loss	(1,433,177)	(2,420,250)
Other income/(expenses)
Interest and other financing costs	(763,522)	(375,156)
(Loss) / gain on derivatives, net	4,741	(199,644)
Other investment income		341,571
Foreign exchange loss	(4,564)	(6,785)
Interest income	6,692	5,035
Other expenses, net	(756,653)	(234,979)
Equity loss in joint venture		(185,714)
Net loss	(2,189,830)	(2,840,943)
Dividend Series B Preferred shares	(437,732)	(421,084)
Net loss attributable to common shareholders	$ (2,627,562)	$ (3,262,027)
Loss per share, basic and diluted (in dollars per share)	$ (0.24)	$ (0.40)
Weighted average number of shares outstanding, basic & diluted (in shares)	10,999,554	8,104,860